Annual Operating Expenses - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select FinTech Portfolio - Select FinTech Portfolio	Apr. 29, 2025
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.75%